Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000024403 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024403 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024403 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024403 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024403 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024403 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000024403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024403 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000024403 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024403 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024404 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024404 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024404 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024404 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024404 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024404 | FR_BG1VQ16
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024404 | FR_617895990
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024404 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | FR_BYVQYG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000024404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000024404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024404 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000024404 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024404 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024404 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024404 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024404 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024404 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024404 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024404 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024404 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%